INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4%
	AEROSPACE & DEFENSE - 0.2%
535	Curtiss-Wright Corporation	$ 311,654

	APPAREL & TEXTILE PRODUCTS - 0.7%
3,895	Deckers Outdoor Corporation(a)	339,177
213	Hermes International SCA	391,255
76,950	PRADA SpA	402,692
		1,133,124
	ASSET MANAGEMENT - 1.0%
11,922	3i Group PLC	456,824
9,361	Brookfield Corporation	385,530
4,609	Julius Baer Group Ltd.	428,906
489	Partners Group Holding A.G.	443,319
		1,714,579
	AUTOMOTIVE - 1.8%
5,987	BorgWarner, Inc.	384,126
4,878	Continental A.G.	404,205
33,842	Denso Corporation	409,909
1,071	Ferrari N.V.(b)	452,605
180,097	Geely Automobile Holdings Ltd.	404,379
12,121	Mahindra & Mahindra Ltd. - GDR	426,659
1,151	Samsung SDI Company Ltd.(a)	485,659
		2,967,542
	BANKING - 5.0%
1,762,089	Bank Mandiri Persero Tbk P.T.	420,042
6,411	Bank Polska Kasa Opieki S.A.	445,763
2,444,588	Bank Rakyat Indonesia Persero Tbk P.T.	447,727
3,499	Commonwealth Bank of Australia	401,011
7,459	Danske Bank A/S	431,898
190	First Citizens BancShares, Inc., Class A	411,236
369,545	First Financial Holding Company Ltd.	411,279
37,275	Grupo Financiero Banorte SAB de CV	422,627
58,530	Intesa Sanpaolo SpA	461,670
27,867	KakaoBank Corporation	445,267
2,935	KBC Group N.V.	446,712

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	BANKING - 5.0% (Continued)
15,112	National Australia Bank Ltd.	$ 418,418
2,648	OTP Bank Nyrt	380,884
14,119	Powszechna Kasa Oszczednosci Bank Polski S.A.	431,784
13,033	Regions Financial Corporation	389,426
88,840	SCB X PCL	404,622
3,946	SouthState Bank Corporation	413,896
20,241	Standard Bank Group Ltd.	399,415
12,779	United Overseas Bank Ltd.	417,823
4,760	Western Alliance Bancorp	371,899
		8,373,399
	BEVERAGES - 0.2%
2,053	Coca-Cola Consolidated, Inc.	401,505

	BIOTECH & PHARMA - 2.6%
3,288	Celltrion, Inc.	454,195
8,437	Chugai Pharmaceutical Company Ltd.	365,095
4,962	CSL Ltd.	610,184
1,501	Genmab A/S(a)	494,976
70,907	H Lundbeck A/S	460,600
3,440	Incyte Corporation(a)	423,877
2,322	Neurocrine Biosciences, Inc.(a)	357,658
11,359	Roivant Sciences Ltd.(a)	393,476
6,911	Royalty Pharma PLC, Class A	424,405
1,311	UCB S.A.	327,940
		4,312,406
	CHEMICALS - 4.6%
5,843	Akzo Nobel N.V.	418,860
3,041	Albemarle Corporation	410,444
3,744	CF Industries Holdings, Inc.	486,832
4,060,018	Chandra Asri Pacific Tbk P.T.	447,300
44,553	Clariant A.G.	598,589
9,992	Croda International PLC	468,299
461	EMS-Chemie Holding A.G.	450,557
22,023	Evonik Industries A.G.	486,415

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	CHEMICALS - 4.6% (Continued)
93	Givaudan S.A.	$ 377,610
7,358	LyondellBasell Industries N.V., Class A	478,859
6,441	Nutrien Ltd.	485,834
3,566	RPM International, Inc.	371,221
13,040	Solvay S.A.	391,488
5,350	Syensqo S.A.	504,729
3,961	Symrise A.G.	424,311
5,281	Westlake Corporation	396,445
9,062	Yara International ASA	442,270
		7,640,063
	COMMERCIAL SUPPORT SERVICES - 1.9%
25,058	ALS Ltd.	399,254
13,100	Bureau Veritas S.A.	415,206
2,334	Cintas Corporation	470,978
5,053	Intertek Group PLC	400,179
1,837	Republic Services, Inc.	405,830
9,331	Rollins, Inc.	336,569
3,387	SGS S.A.	388,685
1,766	Waste Management, Inc.	386,613
		3,203,314
	CONSTRUCTION MATERIALS - 1.6%
1,043	Carlisle Companies, Inc.	361,483
4,411	Holcim A.G.	387,670
679	Martin Marietta Materials, Inc.	352,197
52,545	Siam Cement PCL (The) - GDR	413,653
1,949	Sika A.G.	463,072
1,298	Vulcan Materials Company	349,915
15,307	Wienerberger A.G.	348,573
		2,676,563
	CONTAINERS & PACKAGING - 1.3%
3,149	AptarGroup, Inc.	414,471
13,201	Huhtamaki OYJ	492,641
10,320	International Paper Company	391,438
1,661	Packaging Corp of America	388,574

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	CONTAINERS & PACKAGING - 1.3% (Continued)
24,207	SIG Combibloc Group A.G.(a)	$ 409,684
		2,096,808
	DATA CENTER REIT - 0.2%
2,070	Digital Realty Trust, Inc.	384,171

	DIVERSIFIED INDUSTRIALS - 0.7%
6,770	Alfa Laval A.B.	406,323
1,761	Dover Corporation	342,039
409	Parker-Hannifin Corporation	400,591
		1,148,953
	ELECTRIC UTILITIES - 5.5%
697,168	Aboitiz Equity Ventures, Inc.	414,635
8,808	CenterPoint Energy, Inc.	348,797
11,214	Clearway Energy, Inc., Class C	356,045
41,207	CLP Holdings Ltd.	413,729
19,068	E.ON S.E.	394,342
75,945	EDP - Energias de Portugal S.A.	412,770
25,079	EDP Renewables S.A.	398,024
8,676	Endesa S.A.	424,375
4,303,647	Enel Americas S.A.	389,635
34,183	Enel SpA	374,158
3,392	Entergy Corporation	360,604
4,535	Evergy, Inc.	367,426
1,501,593	First Gen Corporation	607,810
6,826	Fortis, Inc.	377,217
17,283	Fortum OYJ	416,061
15,827	Iberdrola S.A.	369,242
8,015	OGE Energy Corporation	365,724
6,167	RWE A.G.	420,161
12,100	SSE PLC	401,508
33,591	Terna - Rete Elettrica Nazionale	380,284
139,845	Vector Ltd.	406,367
6,204	Verbund A.G.	427,440

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ELECTRIC UTILITIES - 5.5% (Continued)
3,332	WEC Energy Group, Inc.	$ 353,758
		9,180,112
	ELECTRICAL EQUIPMENT - 3.1%
6,396	A O Smith Corporation	378,195
3,729	ABB Ltd.	364,453
1,660	AMETEK, Inc.	390,382
2,370	Amphenol Corporation, A	375,764
1,434	Bloom Energy Corporation, Class A(a)	295,834
39,773	Delta Electronics Thailand PCL - GDR	298,711
6,974	Kone OYJ, Class B	427,662
20,207	Miura Company Ltd.	406,030
3,565	Nextpower, Inc., Class A(a)	292,437
1,241	Schneider Electric S.E.	424,769
8,413	Sensata Technologies Holding PLC	345,185
21,070	Signify N.V. 144A(d)	376,748
6,199	Vaisala Oyj	411,970
1,285	Vertiv Holdings Company, Class A	332,455
		5,120,595
	ENGINEERING & CONSTRUCTION - 1.1%
36,512	AFRY A.B.	392,299
484	EMCOR Group, Inc.	355,517
5,771	Ferrovial S.E.	337,932
52,340	Worley Ltd.	383,397
3,194	WSP Global, Inc.	433,833
		1,902,978
	ENTERTAINMENT CONTENT - 0.2%
84,224	Bollore S.E.	375,764

	FOOD - 2.5%
16,770	AAK A.B.(b)	348,285
10,987	Ajinomoto Company, Inc.	371,522
28,219	Conagra Brands, Inc.	452,068
120,902	Grupo Bimbo S.A.B. de C.V.	421,461
8,943	Lamb Weston Holdings, Inc.	487,661

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	FOOD - 2.5% (Continued)
6,559	Mondelez International, Inc., Class A	$ 407,117
144,867	Premier Foods PLC	391,591
52,959	Tate & Lyle PLC	397,530
17,145	The Campbell's Company(b)	405,994
138,934	Wilmar International Ltd.	419,720
		4,102,949
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
49,830	Suzano S.A.	435,094
14,994	UPM-Kymmene OYJ	419,142
		854,236
	GAS & WATER UTILITIES - 1.9%
2,977	American Water Works Company, Inc.	411,511
2,257	Atmos Energy Corporation	374,955
10,266	Essential Utilities, Inc.	422,651
94,144	Hera SpA	416,959
454,811	Hong Kong & China Gas Company Ltd.	418,346
12,458	Naturgy Energy Group S.A.	426,412
8,193	NiSource, Inc.	335,258
54,554	Snam SpA	367,370
		3,173,462
	HEALTH CARE FACILITIES & SERVICES - 1.3%
8,755	Fresenius S.E. & Company KGaA	460,230
4,493	HealthEquity, Inc.(a)	433,754
2,281	ICON PLC(a)	376,342
2,040	IQVIA Holdings, Inc.(a)	532,828
1,720	Molina Healthcare, Inc.(a)	341,884
		2,145,038
	HEALTH CARE REIT - 0.9%
7,097	Alexandria Real Estate Equities, Inc.	364,005
18,040	Healthpeak Properties, Inc.	375,593
4,418	Ventas, Inc.	402,789
1,733	Welltower, Inc.	409,404
		1,551,791

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	HOME & OFFICE PRODUCTS - 0.3%
7,322	SEB S.A.	$ 509,571

	HOME CONSTRUCTION - 1.4%
2,474	Armstrong World Industries, Inc.	426,962
2,403	DR Horton, Inc.	347,378
591	Geberit A.G.	416,905
3,321	Mohawk Industries, Inc.(a)	425,918
58	NVR, Inc.(a)	366,283
2,861	PulteGroup, Inc.	361,402
		2,344,848
	HOUSEHOLD PRODUCTS - 0.6%
4,590	Beiersdorf A.G.	421,937
2,497	LG H&H Company Ltd.	571,533
		993,470
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
688	Valmont Industries, Inc.	323,126

	INDUSTRIAL REIT - 0.5%
17,838	Goodman Group	354,535
11,536	Rexford Industrial Realty, Inc.	427,294
		781,829
	INDUSTRIAL SUPPORT SERVICES - 0.9%
1,181	Applied Industrial Technologies, Inc.	382,620
8,323	Fastenal Company	410,408
351	United Rentals, Inc.	364,338
960	Watsco, Inc.	297,427
		1,454,793
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
134,417	B3 S.A. - Brasil Bolsa Balcao	422,874
1,703	Cboe Global Markets, Inc.	511,241
2,602	Coinbase Global, Inc., Class A(a)	489,488
1,449	Deutsche Boerse A.G.	484,852
1,180	Evercore, Inc., Class A	337,987
8,304	Hong Kong Exchanges & Clearing Ltd.	450,454

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 2.5% (Continued)
4,474	Interactive Brokers Group, Inc., Class A	$ 435,275
3,210	Intercontinental Exchange, Inc.	515,848
3,685	London Stock Exchange Group PLC	449,366
		4,097,385
	INSURANCE - 4.3%
42,205	AIA Group Ltd.	410,557
5,269	ASR Nederland N.V.	443,949
50,274	BB Seguridade Participacoes S.A.	391,134
6,168	Brown & Brown, Inc.	445,144
2,120	Cincinnati Financial Corporation	360,188
36,741	Daiichi Life Group, Inc.	422,830
1,662	Erie Indemnity Company, Class A	424,741
241	Fairfax Financial Holdings Ltd.	392,957
1,917	Intact Financial Corporation	371,062
104,663	Legal & General Group PLC	416,077
3,471	Loews Corporation	375,875
202	Markel Group, Inc.(a)	364,188
6,479	Power Corp of Canada	429,331
1,795	Progressive Corporation (The)	391,454
37,724	Sampo OYJ, A Shares	426,285
358	Swiss Life Holding A.G.	407,025
17,217	Tryg A/S	412,305
5,556	W R Berkley Corporation	375,363
		7,260,465
	INTERNET MEDIA & SERVICES - 0.8%
7,717	Naspers Ltd.	377,703
8,996	Prosus N.V.	400,624
4,131	REA Group Ltd.	524,783
		1,303,110
	MACHINERY - 5.1%
3,307	AGCO Corporation	391,251
4,597	ANDRITZ A.G.	445,440
37,453	Azbil Corporation	358,464
382	Caterpillar, Inc.	304,634

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	MACHINERY - 5.1% (Continued)
4,462	Donaldson Company, Inc.	$ 405,551
9,062	FANUC Corporation	343,470
5,833	GEA Group AG	455,417
5,208	Graco, Inc.	403,255
4,873	Ingersoll Rand, Inc.	375,465
9,126	KION Group A.G.	469,925
3,123	Krones A.G.	439,041
1,493	Lincoln Electric Holdings, Inc.	419,876
23,316	Metso Outotec OYJ	482,464
1,305	Nordson Corporation	419,845
1,795	Regal Rexnord Corporation	284,418
9,825	Sandvik A.B.	394,350
908	SMC Corporation	401,900
991	Snap-on, Inc.	382,833
41,635	TOMRA Systems ASA	482,153
4,039	Toro Company (The)	395,055
42,258	WEG S.A.	408,209
		8,463,016
	MEDICAL EQUIPMENT & DEVICES - 3.0%
2,275	Align Technology, Inc.(a)	363,522
17,916	Baxter International, Inc.	465,816
1,336	Bio-Rad Laboratories, Inc., Class A(a)	515,857
6,836	Coloplast A/S - Series B	487,398
2,111	EssilorLuxottica S.A.	393,283
736	IDEXX Laboratories, Inc.(a)	409,724
2,501	Insulet Corporation(a)	371,799
314	Mettler-Toledo International, Inc.(a)	441,214
1,669	Sonova Holding A.G.	479,447
1,851	STERIS PLC	430,617
2,982	Straumann Holding A.G.	346,414
1,113	West Pharmaceutical Services, Inc.	379,655
		5,084,746
	METALS & MINING - 3.1%
2,566	Agnico Eagle Mines Ltd.	520,680

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	METALS & MINING - 3.1% (Continued)
7,941	Antofagasta PLC	$ 434,579
9,573	BHP Group Ltd.	454,429
29,334	Fortescue Ltd.	372,141
1,904	Franco-Nevada Corporation	500,869
6,402	Freeport-McMoRan, Inc.	484,887
3,289	Rio Tinto Ltd.	412,092
2,370	Southern Copper Corporation	495,022
307,537	United Tractors Tbk P.T.	419,408
5,882	Valterra Platinum Limited	502,927
3,562	Wheaton Precious Metals Corporation	536,864
		5,133,898
	MULTI ASSET CLASS REIT - 0.2%
5,368	WP Carey, Inc.	375,545

	OFFICE REIT - 0.2%
5,883	BXP, Inc.	399,985

	OIL & GAS PRODUCERS - 6.7%
12,916	Aker BP ASA	494,200
11,969	APA Corporation	516,462
10,025	Canadian Natural Resources Ltd.	502,642
15,766	Cenovus Energy, Inc.	506,441
15,550	Delek Group Ltd.	438,574
9,396	Devon Energy Corporation	455,800
2,186	Diamondback Energy, Inc.	438,249
53,245	ENEOS Holdings, Inc.	446,283
16,845	Eni SpA	456,109
2,991	EOG Resources, Inc.	433,575
12,584	Equinor ASA	537,931
4,506	Expand Energy Corporation	442,309
19,491	Inpex Corporation	482,782
12,225	Kinder Morgan, Inc.	394,134
32,785	MOL Hungarian Oil & Gas PLC	526,924
6,389	OMV A.G.	508,477

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	OIL & GAS PRODUCERS - 6.7% (Continued)
4,446	ONEOK, Inc.	$ 426,860
11,668	ORLEN S.A.	482,889
80,083	Santos Ltd.	467,227
1,455	Targa Resources Corporation	427,261
5,007	TotalEnergies S.E.	439,385
9,463	Tourmaline Oil Corporation	431,108
1,481	Valero Energy Corporation	531,562
20,472	Woodside Energy Group Ltd.	475,704
		11,262,888
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
11,572	Halliburton Company	426,428
8,507	SLB Ltd.	511,271
		937,699
	REAL ESTATE OWNERS & DEVELOPERS - 1.2%
1,532	Delek Yizum Nechasim Ltd.(a)	32,784
465,227	New World Development Company Ltd.(a),(b)	391,129
1,259,401	SM Prime Holdings, Inc.	360,175
17,094	Sumitomo Realty & Development Company Ltd.	355,891
147,637	Swire Properties Ltd.	451,663
16,297	Vonovia S.E.	364,491
		1,956,133
	RENEWABLE ENERGY - 0.4%
1,760	EnerSys	323,594
1,694	First Solar, Inc.(a)	342,018
		665,612
	RESIDENTIAL REIT - 1.8%
3,379	Camden Property Trust	357,498
6,099	Equity LifeStyle Properties, Inc.	386,982
5,773	Equity Residential	376,053
1,333	Essex Property Trust, Inc.	377,186
12,897	Invitation Homes, Inc.	375,819
2,805	Mid-America Apartment Communities, Inc.	361,424
3,253	Sun Communities, Inc.	394,979

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	RESIDENTIAL REIT - 1.8% (Continued)
9,830	UDR, Inc.	$ 363,219
		2,993,160
	RETAIL - CONSUMER STAPLES - 1.6%
48,856	BIM Birlesik Magazalar A/S	410,509
165,914	Cencosud S.A.	347,710
3,357	Dollar General Corporation	425,500
19,847	Jeronimo Martins SGPS S.A.	415,064
54,442	President Chain Store Corporation	371,609
38,591	SM Investments Corporation	343,347
4,820	Sprouts Farmers Market, Inc.(a)	395,433
		2,709,172
	RETAIL - DISCRETIONARY - 0.9%
125	AutoZone, Inc.(a)	373,905
4,359	Builders FirstSource, Inc.(a)	289,438
3,366	Genuine Parts Company	456,665
4,375	O'Reilly Automotive, Inc.(a)	388,500
		1,508,508
	RETAIL REIT - 0.9%
12,251	Brixmor Property Group, Inc.	353,931
3,146	Federal Realty Investment Trust	365,030
4,852	Regency Centers Corporation	362,784
1,734	Simon Property Group, Inc.	368,163
		1,449,908
	SELF-STORAGE REIT - 0.4%
2,662	Extra Space Storage, Inc.	375,608
1,216	Public Storage	373,300
		748,908
	SEMICONDUCTORS - 3.5%
2,000	Advantest Corporation	421,776
1,060	Broadcom, Inc.	392,560
2,695	Cirrus Logic, Inc.(a)	295,129
803	Disco Corporation	292,141
2,306	Entegris, Inc.	311,979
4,414	Infineon Technologies A.G.	288,677

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SEMICONDUCTORS - 3.5% (Continued)
1,417	KLA Corporation	$ 248,613
2,688	Lattice Semiconductor Corporation(a)	310,034
1,420	Marvell Technology, Inc.	300,557
4,430	Microchip Technology, Inc.	325,384
300	Monolithic Power Systems, Inc.	380,331
22,389	Nordic Semiconductor ASA(a)	398,018
1,417	NXP Semiconductors N.V.	318,315
4,454	ON Semiconductor Corporation(a)	329,997
13,284	Renesas Electronics Corporation	282,056
2,527	Semtech Corporation(a)	335,990
5,827	Skyworks Solutions, Inc.(b)	390,467
852	Teradyne, Inc.	298,055
		5,920,079
	SOFTWARE - 6.0%
3,467	Akamai Technologies, Inc.(a)	376,586
2,521	Appfolio, Inc., Class A(a)	590,443
13,275	Bentley Systems, Inc., Class B	487,856
3,065	Check Point Software Technologies Ltd.(a)	425,759
2,737	CommVault Systems, Inc.(a)	376,392
203	Constellation Software, Inc.	459,728
19,099	Dassault Systemes S.E.	506,821
1,588	Datadog, Inc., Class A(a)	376,420
2,539	Fortinet, Inc.(a)	433,991
2,858	Manhattan Associates, Inc.(a)	637,877
7,726	Nutanix, Inc., A(a)	529,772
9,622	Procore Technologies, Inc.(a)	603,492
1,179	Roper Technologies, Inc.	500,651
12,290	Samsara, Inc., Class A(a)	502,047
1,567	Snowflake, Inc., Class A(a)	519,351
6,267	SS&C Technologies Holdings, Inc.	519,973
1,356	Tyler Technologies, Inc.(a)	504,730
2,238	Veeva Systems, Inc., Class A(a)	639,373
16,930	WiseTech Global Ltd.	489,990

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SOFTWARE - 6.0% (Continued)
2,868	Zscaler, Inc.(a)	$ 540,288
		10,021,540
	SPECIALTY FINANCE - 0.2%
187,864	UWM Holdings Corporation	272,403

	STEEL - 1.0%
1,727	Nucor Corporation	431,128
1,054	Reliance, Inc.	404,789
1,684	Steel Dynamics, Inc.	391,732
8,539	voestalpine A.G.	453,390
		1,681,039
	TECHNOLOGY HARDWARE - 2.6%
2,404	Arista Networks, Inc.(a)	470,439
1,835	Arrow Electronics, Inc.(a)	375,129
823	Ciena Corporation(a)	315,044
5,455	Everpure, Inc., Class A(a)	507,042
1,687	Garmin Ltd.	479,294
1,057	Jabil, Inc.	322,660
1,370	Plexus Corporation(a)	328,074
14,015	Super Micro Computer, Inc.(a)	522,479
8,321	Viavi Solutions, Inc.(a)	301,969
605	Western Digital Corporation	272,583
78,932	Wistron Corporation	442,963
		4,337,676
	TECHNOLOGY SERVICES - 3.4%
7,667	Amdocs Ltd.	483,481
13,455	CoStar Group, Inc.(a)	431,502
15,450	Edenred S.E.	539,951
4,929	EPAM Systems, Inc.(a)	580,784
2,488	Equifax, Inc.	470,630
335	Fair Isaac Corporation(a)	384,315
14,166	Genpact Ltd.	538,025
2,885	Jack Henry & Associates, Inc.	484,420
708	MSCI, Inc.	404,013

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TECHNOLOGY SERVICES - 3.4% (Continued)
3,953	Paychex, Inc.	$ 503,375
2,202	Verisk Analytics, Inc.	426,704
6,072	Wolters Kluwer N.V.	499,757
		5,746,957
	TELECOMMUNICATIONS - 0.4%
28,792	MTN Group Ltd.	337,930
114,839	Singapore Telecommunications Ltd.	410,172
		748,102
	TRANSPORTATION & LOGISTICS - 3.4%
12,639	Aena SME S.A.(d)	387,966
3,280	Canadian National Railway Company	409,541
8,217	CSX Corporation	415,041
1,666	DSV A/S	351,458
18,510	East Japan Railway Company	414,917
277,790	Eva Airways Corporation	367,841
2,435	Expeditors International of Washington, Inc.	461,798
1,370	JB Hunt Transport Services, Inc.	363,694
1,635	Kuehne + Nagel International A.G.	436,507
1,796	Old Dominion Freight Line, Inc.	359,128
12,091	Poste Italiane SpA (d)	390,390
6,133	Ryanair Holdings PLC - ADR	339,585
1,491	Ryder System, Inc.	364,490
927	Saia, Inc.(a)	329,206
38,926	Transurban Group	398,969
		5,790,531
	TRANSPORTATION EQUIPMENT - 0.5%
3,420	Allison Transmission Holdings, Inc.	429,928
3,298	PACCAR, Inc.	409,381
		839,309
	WHOLESALE - CONSUMER STAPLES - 0.5%
3,616	Bunge Global S.A.	420,215
34,547	ITOCHU Corporation	455,861
		876,076

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares				Fair Value
	COMMON STOCKS — 98.4% (Continued)
	WHOLESALE - DISCRETIONARY - 0.5%
14,039	Copart, Inc.(a)			$ 463,146
1,865	Pool Corporation			347,860
				811,006

	TOTAL COMMON STOCKS (Cost $137,553,246)			164,573,499

	PREFERRED STOCK — 0.3%
	CHEMICALS — 0.3%
5,351	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $251,694)			435,726

		Expiration Date	Exercise Price
	RIGHT — 0.0%(e)
	ASSET MANAGEMENT - 0.0% (e)
4,354	TPG, Inc. - CVR (a)(g)(h)	12/31/2027	$3	–

	MEDICAL EQUIPMENT & DEVICES - 0.0% (e)
1,226	ABIOMED, Inc. - CVR(a)(g)(h)	12/31/2029	$35	–

	TOTAL RIGHT (Cost $0)			–

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED - 1.0%
MONEY MARKET FUND - 1.0%
1,733,569	Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.59% (Cost $1,733,569) (c)(f)	$ 1,733,569

	TOTAL INVESTMENTS - 99.7% (Cost $139,538,509)	$ 166,742,794
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	421,258
	NET ASSETS - 100.0%	$ 167,164,052

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
A/S	- Anonim Sirketi
CVR	- Contingent Value Right
GDR	- Global Depositary Receipt
KGaA	- Kommanditgesellschaft auf Aktien
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2026 was $1,670,236.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2026. Total collateral had a value of $1,733,569 at August 31, 2026.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026 the total market value of 144A securities is $1,155,104 or 0.7% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	Rate disclosed is the seven day effective yield as of August 31, 2026.
(g)	The fair value of this investment is determined using significant unobservable inputs.
(h)	Illiquid security. The total fair value of these securities as of August 31, 2026 was $0, representing 0% of net assets.

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Diversification of Assets
Country	% of Net Assets
Common Stocks
United States	45.5%
Switzerland	4.4%
Canada	4.0%
Japan	3.7%
Australia	3.7%
Germany	3.3%
United Kingdom	2.7%
France	2.4%
Netherlands	2.2%
Italy	1.9%
Finland	1.8%
Denmark	1.6%
Hong Kong	1.5%
Norway	1.4%
Austria	1.3%
Spain	1.2%
South Korea	1.2%
Indonesia	1.0%
Philippines	1.0%
Belgium	1.0%
Brazil	1.0%
South Africa	1.0%
Taiwan	1.0%
Sweden	0.9%
Poland	0.8%
Singapore	0.7%
Chile	0.7%
Ireland	0.7%
Thailand	0.7%
Bermuda	0.6%
Hungary	0.5%
Israel	0.5%
Mexico	0.5%
Portugal	0.5%
Curaçao	0.3%
Guernsey	0.3%
India	0.3%
Turkey	0.2%
New Zealand	0.2%
Cayman Islands	0.2%
Total Common Stocks	98.4%
Preferred Stock
Chile	0.3%
Total Preferred Stock	0.3%
Collateral For Securities Loaned	1.0%
Other Assets In Excess Of Liabilities	0.3%
Total Net Assets	100.0%